Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of loss per share
	2020	2019
Basic loss per ordinary share	(68.53)	0.00
Diluted loss per ordinary share	(68.53)	0.00
Number of ordinary shares used for loss per share (weighted average)
Basic	2,672,200	2,125,000
Diluted	2,672,200	2,125,000
	2,672,200	2,125,000